SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Diversified Market Neutral Fund

The following information replaces the existing disclosure contained under the “MANAGEMENT” section of the summary section of the fund's prospectus.

Investment Advisor

Deutsche Investment Management Americas Inc.

Portfolio Manager(s)

Mihir Meswani, Director, DIMA. Portfolio Manager of the fund. Began managing the fund in 2014.

Owen Fitzpatrick, CFA, Managing Director, DIMA. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2013.

Pankaj Bhatnagar, PhD, Managing Director, DIMA. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2013.

Subadvisor

GAM International Management Limited

Portfolio Manager(s)

Andy Kastner, CFA. Portfolio Manager at GAM International Management Limited. Lead Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

Oliver Maslowski. Portfolio Manager at GAM International Management Limited. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

Guido Marveggio. Portfolio Manager at GAM International Management Limited. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

Désirée Mueller. Portfolio Manager at GAM International Management Limited. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

Laurence Kubli. Portfolio Manager at GAM International Management Limited. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

Matthias Wildhaber. Portfolio Manager at GAM International Management Limited. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

The following information replaces the existing disclosure under the “Subadvisors” sub-section of “WHO MANAGES AND OVERSEES THE FUND” sub-heading and the ”MANAGEMENT” sub-heading of the ”FUND DETAILS” section of the fund’s prospectus.

Subadvisor

GAM International Management Limited

GAM located at 12 St. James’s Place, London, UK, SW1A 1NX serves as subadvisor to a sleeve of the fund. GAM is a wholly owned subsidiary of GAM (U.K.) Limited, which is a wholly owned subsidiary of GAM Group AG, which in turn is a wholly owned subsidiary of GAM Holding AG, an independent asset management group headquartered in Zurich, Switzerland and listed on the SIX Swiss Exchange. GAM, established in 1983, has approximately $129.79 billion in assets under management as of September 30, 2014. GAM may utilize the resources of its affiliates located in Zurich, Switzerland to

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provide investment management services to the fund. Under the oversight of DIMA and the Board, GAM makes the investment decisions and buys and sells securities for a sleeve of the fund. DIMA pays a fee to GAM pursuant to an investment subadvisory agreement between DIMA and GAM.

Multi-Manager Structure. The Advisor, subject to the approval of the Board, has ultimate responsibility to oversee any subadvisor to the fund and to recommend the hiring, termination and replacement of subadvisors. The fund and the Advisor have received an order from the SEC that permits the Advisor to appoint or replace certain subadvisors, to manage all or a portion of the fund’s assets and enter into, amend or terminate a subadvisory agreement with certain subadvisors, in each case subject to the approval of the fund’s Board but without obtaining shareholder approval (“multi-manager structure”). The multi-manager structure applies to subadvisors that are not affiliated with the fund or the Advisor (“nonaffiliated subadvisors”), as well as subadvisors that are indirect or direct, wholly owned subsidiaries of the Advisor or Deutsche Bank AG (“wholly owned subadvisors”). Pursuant to the SEC order, the Advisor, with the approval of the fund’s Board, has the discretion to terminate any subadvisor and allocate and reallocate the fund’s assets among any other nonaffiliated subadvisors or wholly owned subadvisors (including terminating a nonaffiliated subadvisor and replacing it with a wholly owned subadvisor). The fund and the Advisor are subject to the conditions imposed by the SEC order, including the condition that within 90 days of hiring a new subadvisor pursuant to the multi-manager structure, the fund will provide shareholders with an information statement containing information about the new subadvisor. The shareholders of the fund have approved the multi-manager structure described herein.

Management

Deutsche Investment Management Americas Inc.

Mihir Meswani, Director, DIMA. Portfolio Manager of the fund. Began managing the fund in 2014.

■	Joined Deutsche Asset & Wealth Management in 2014 with 21 years of industry experience in asset allocation and portfolio management of multi-asset class portfolios.
■	Previously, he worked at Mount Yale Capital Group where he was a portfolio manager for the group’s alternative mutual funds. Prior to that, he was Chief Investment Strategist at Sandalwood Securities, where he was a member of the Investment Committee with direct responsibility for the portfolio management of Sandalwood’s fund of hedge funds and alternative mutual fund portfolio.
■	Previously, he held a position as Director of Public Investments for the Robert Wood Johnson Foundation where he managed assets across equity and fixed income, hedge funds, credit and real assets. He also worked for Bank of America and JP Morgan in similar roles.
■	BS in Finance and a BA in Economics, Rutgers University.

Owen Fitzpatrick, CFA, Managing Director, DIMA. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset & Wealth Management in 1995.
■	Prior to his current role as Head of US Equity, he was Managing Director of Deutsche Bank Private Wealth Management, head of US Equity Strategy, manager of the US large cap core, value and growth portfolios, member of the US Investment Committee and head of the Equity Strategy Group.
■	Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank, he managed an equity income fund, trust and advisory relationships for Princeton Bank & Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Previously he served as a portfolio manager at Manufacturer's Hanover Trust Company.
■	BA and MBA, Fordham University.

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Pankaj Bhatnagar, PhD, Managing Director, DIMA. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.
■	Portfolio Manager for the Quantitative Group: New York.
■	Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

GAM International Management Limited

Andy Kastner, CFA. Portfolio Manager at GAM International Management Limited. Lead Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

■	Joined GAM in July 2008.
■	Lead manager of the Absolute Return European Equity strategy.
■	Previously he worked as a fund manager at Credit Suisse for seven years. Prior to that, he was an analyst and portfolio manager at Bank Vontobel. He started his career at UBS in different functions in investment research and asset management.
■	Master in Banking and Finance, University of Zurich; holder of the CAIA diploma.

Oliver Maslowski. Portfolio Manager at GAM International Management Limited. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

■	Joined GAM in January 2006.
■	Portfolio manager for European equities.
■	Previously he was an analyst at Julius Baer Private Banking Investment Research. Before joining Julius Baer he was an equity analyst for Bank Vontobel.
■	Master in Business Administration, Ludwig Maximilian University of Munich; Certified International Investment Analyst (CIIA).

Guido Marveggio. Portfolio Manager at GAM International Management Limited. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

■	Joined GAM in May 1997.
■	Portfolio manager and specialized in European equities.
■	He previously spent several years at Credit Suisse and the then Swiss Volksbank. He worked for several years at Wiremas, Zurich, and at the then Handelsbank Nat West (now Coutts & Co.).
■	Completed a commercial apprenticeship.

Désirée Mueller. Portfolio Manager at GAM International Management Limited. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

■	Joined GAM in October 2011.
■	She is a portfolio manager in the Equities Europe team.
■	Prior to joining Swiss & Global she was a Junior Portfolio Manager for Credit Suisse. Previously, she worked in Credit Suisse Private Banking group.
■	Master’s degree in Banking and Finance, University of St. Gallen.

Laurence Kubli. Portfolio Manager at GAM International Management Limited. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

■	Joined GAM in October 2007.
■	Portfolio manager focused on fixed income securities.
■	Between 2006 and 2007 she was a portfolio manager at Clariden Leu. Between 1999 and 2006 she worked for Man Group (previously RMF Investment Management and Swiss Life Hedge Fund Partners). She started her career in 1992 at Credit Suisse and worked in the fixed income unit of Merrill Lynch Capital Markets from 1996 until 1999.
■	Master, University of St. Gallen.

Matthias Wildhaber. Portfolio Manager at GAM International Management Limited. Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

■	Joined GAM in August 2000.
■	Portfolio manager focused on fixed income securities.
■	Previously, he spent several years at Julius Baer Investment Funds Services Ltd. His previous experience includes a wide range of activities in the areas of performance controlling and third-party fund analysis.
■	Bachelor of Arts in Business Administration, University of Applied Sciences, Baden; Certified International Investment Analyst (CIIA).

Please Retain This Supplement for Future Reference

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